Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2023	2024	2025
Numerator:

Net loss	$(29,157)	$(31,750)	$(42,627)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	69,377,922	69,927,566	80,581,440

Net loss per share, basic and diluted	$(0.42)	$(0.45)	$(0.53)

Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share

The following securities were not included in the computation of diluted net loss per share, because to do so would have been anti-dilutive:

	Year ended December 31,
	2023	2024	2025

Outstanding share options	10,520,774	14,449,650	16,746,951
Unvested RSUs	813,268	857,899	747,506
Warrants	18,061,537	15,747,561	18,984,561

	29,395,579	31,055,110	36,479,018